UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-06310
Legg Mason Partners Variable Income Trust
(Exact name of registrant as specified in charter)
55 Water Street, New York, NY 10041
(Address of principal executive offices) (Zip code)
Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
100 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)
Registrant’s telephone number, including area code: Funds Investors Services 1-800-822-5544
or
Institutional Shareholder Services 1-888-425-6432
Date of fiscal year end: December 31
Date of reporting period: March 31, 2009

ITEM 1.    SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS
VARIABLE INCOME TRUST
LEGG MASON PARTNERS VARIABLE GLOBAL HIGH
YIELD BOND PORTFOLIO
FORM N-Q
MARCH 31, 2009

Legg Mason Partners Variable Global High Yield Bond Portfolio

Schedule of Investments (unaudited)	March 31, 2009

Face
Amount	Security	Value

CORPORATE BONDS & NOTES — 89.4%
CONSUMER DISCRETIONARY — 14.4%
Auto Components — 0.4%
	Allison Transmission Inc., Senior Notes:
$50,000	11.000% due 11/1/15 (a)	$24,000
520,000	11.250% due 11/1/15 (a)(b)	210,600
185,000	Keystone Automotive Operations Inc., Senior Subordinated Notes, 9.750% due 11/1/13	37,000
	Visteon Corp., Senior Notes:
615,000	8.250% due 8/1/10	33,825
863,000	12.250% due 12/31/16 (a)	47,465

	Total Auto Components	352,890

Automobiles — 0.5%
	General Motors Corp.:
1,405,000	Notes, 7.200% due 1/15/11	231,825
1,785,000	Senior Debentures, 8.375% due 7/15/33	223,125

	Total Automobiles	454,950

Diversified Consumer Services — 1.1%
	Education Management LLC/Education Management Finance Corp.:
20,000	Senior Notes, 8.750% due 6/1/14	19,000
730,000	Senior Subordinated Notes, 10.250% due 6/1/16	686,200
	Service Corp. International, Senior Notes:
135,000	7.625% due 10/1/18	116,775
235,000	7.500% due 4/1/27	173,900

	Total Diversified Consumer Services	995,875

Hotels, Restaurants & Leisure — 2.7%
	Boyd Gaming Corp., Senior Subordinated Notes:
110,000	6.750% due 4/15/14	64,350
90,000	7.125% due 2/1/16	49,050
460,000	Buffets Inc., Senior Notes, 12.500% due 11/1/14 (c)(d)	2,346
790,000	Caesars Entertainment Inc., Senior Subordinated Notes, 8.125% due 5/15/11	260,700
175,000	Carrols Corp., Senior Subordinated Notes, 9.000% due 1/15/13	151,375
244,000	Choctaw Resort Development Enterprise, Senior Notes, 7.250% due 11/15/19 (a)	70,760
170,000	Denny’s Holdings Inc., Senior Notes, 10.000% due 10/1/12	147,900
380,000	Downstream Development Quapaw, Senior Notes, 12.000% due 10/15/15 (a)	100,700
285,000	El Pollo Loco Inc., Senior Notes, 11.750% due 11/15/13	209,475
265,000	Fontainebleau Las Vegas Holdings LLC/Fontainebleau Las Vegas Capital Corp., 11.000% due 6/15/15 (a)	9,275
	Harrah’s Operating Co. Inc.:
151,000	Senior Notes, 10.750% due 2/1/16	29,445
34,000	Senior Secured Notes, 10.000% due 12/15/18 (a)	10,370
480,000	Indianapolis Downs LLC & Capital Corp., Senior Secured Notes, 11.000% due 11/1/12 (a)	259,200
890,000	Inn of the Mountain Gods Resort & Casino, Senior Notes, 12.000% due 11/15/10	97,900
	MGM MIRAGE Inc.:
15,000	Notes, 6.750% due 9/1/12	5,325
	Senior Notes:
360,000	8.500% due 9/15/10	149,400
20,000	6.625% due 7/15/15	7,200
45,000	Senior Subordinated Notes, 8.375% due 2/1/11	4,950
	Mohegan Tribal Gaming Authority, Senior Subordinated Notes:
170,000	6.375% due 7/15/09	140,250
See Notes to Schedule of Investments.

Legg Mason Partners Variable Global High Yield Bond Portfolio

Schedule of Investments (unaudited) (continued)	March 31, 2009

Face
Amount	Security	Value

Hotels, Restaurants & Leisure — 2.7% (continued)
$55,000	6.875% due 2/15/15	$14,025
325,000	Sbarro Inc., Senior Notes, 10.375% due 2/1/15	121,875
235,000	Snoqualmie Entertainment Authority, Senior Secured Notes, 5.384% due 2/1/14 (a)(e)	59,925
	Station Casinos Inc.:
	Senior Notes:
465,000	6.000% due 4/1/12 (c)(d)	118,575
555,000	7.750% due 8/15/16 (c)(d)	130,425
75,000	Senior Subordinated Notes, 6.625% due 3/15/18 (c)(d)	4,125
200,000	Turning Stone Casino Resort Enterprise, Senior Notes, 9.125% due 12/15/10 (a)	157,000

	Total Hotels, Restaurants & Leisure	2,375,921

Household Durables — 1.7%
35,000	American Greetings Corp., Senior Notes, 7.375% due 6/1/16	17,325
840,000	K Hovnanian Enterprises Inc., Senior Notes, 11.500% due 5/1/13	589,050
900,000	Norcraft Cos. LP/Norcraft Finance Corp., Senior Subordinated Notes, 9.000% due 11/1/11	769,500
210,000	Norcraft Holdings LP/Norcraft Capital Corp., Senior Discount Notes, 9.750% due 9/1/12	166,950

	Total Household Durables	1,542,825

Internet & Catalog Retail — 0.3%
40,000	Expedia Inc., Senior Notes, 8.500% due 7/1/16 (a)	34,200
280,000	Ticketmaster, Senior Notes, 10.750% due 8/1/16 (a)	191,800

	Total Internet & Catalog Retail	226,000

Media — 5.0%
	Affinion Group Inc.:
160,000	Senior Notes, 10.125% due 10/15/13	122,400
1,150,000	Senior Subordinated Notes, 11.500% due 10/15/15	718,750
110,000	Cablevision Systems Corp., Senior Notes, 8.000% due 4/15/12	107,525
	CCH I LLC/CCH I Capital Corp.:
180,000	Senior Notes, 11.000% due 10/1/15 (c)(d)	18,900
1,339,000	Senior Secured Notes, 11.000% due 10/1/15 (c)(d)	150,637
332,000	CCH II LLC/CCH II Capital Corp., Senior Notes, 10.250% due 10/1/13 (c)(d)	297,140
	Cengage Learning Acquisitions Inc.:
550,000	Senior Notes, 10.500% due 1/15/15 (a)	284,625
450,000	Senior Subordinated Notes, step bond to yield 13.350% due 7/15/15 (a)	177,750
110,000	Charter Communications Holdings LLC, Senior Discount Notes, 12.125% due 1/15/12 (c)(d)(f)	1,100
120,000	Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp., Senior Discount Notes, 11.750% due 5/15/11 (c)(d)	1,350
1,115,000	Charter Communications Inc., Senior Secured Notes, 10.875% due 9/15/14 (a)(c)(d)	1,087,125
38,000	CMP Susquehanna Corp., 4.774% due 5/15/14 (e)(f)	16,758
	CSC Holdings Inc., Senior Notes:
230,000	7.625% due 4/1/11	229,425
125,000	6.750% due 4/15/12	120,938
255,000	Dex Media West LLC/Dex Media Finance Co., Senior Notes, 8.500% due 8/15/10	128,775
	DISH DBS Corp., Senior Notes:
160,000	7.000% due 10/1/13	149,200
250,000	6.625% due 10/1/14	224,375
230,000	7.750% due 5/31/15	212,750
645,000	Idearc Inc., Senior Notes, 8.000% due 11/15/16 (c)	20,156
270,000	R.H. Donnelley Inc., Senior Notes, 11.750% due 5/15/15 (a)	36,450
See Notes to Schedule of Investments.

Legg Mason Partners Variable Global High Yield Bond Portfolio

Schedule of Investments (unaudited) (continued)	March 31, 2009

Face
Amount	Security	Value

Media — 5.0% (continued)
$400,000	Sun Media Corp., Senior Notes, 7.625% due 2/15/13	$230,000
145,000	Univision Communications Inc., Senior Notes, 7.850% due 7/15/11	93,525

	Total Media	4,429,654

Multiline Retail — 1.4%
	Dollar General Corp.:
540,000	Senior Notes, 10.625% due 7/15/15	541,350
185,000	Senior Subordinated Notes, 11.875% due 7/15/17 (b)	182,688
	Neiman Marcus Group Inc.:
1,130,000	Senior Notes, 9.000% due 10/15/15 (b)	368,662
300,000	Senior Secured Notes, 7.125% due 6/1/28	121,500
15,000	Senior Subordinated Notes, 10.375% due 10/15/15	4,875

	Total Multiline Retail	1,219,075

Specialty Retail — 1.1%
	AutoNation Inc., Senior Notes:
215,000	3.094% due 4/15/13 (e)	181,675
80,000	7.000% due 4/15/14	71,200
640,000	Blockbuster Inc., Senior Subordinated Notes, 9.000% due 9/1/12	291,200
300,000	Eye Care Centers of America, Senior Subordinated Notes, 10.750% due 2/15/15	274,500
225,000	Michaels Stores Inc., Senior Notes, 10.000% due 11/1/14	107,156

	Total Specialty Retail	925,731

Textiles, Apparel & Luxury Goods — 0.2%
260,000	Oxford Industries Inc., Senior Notes, 8.875% due 6/1/11	191,100

	TOTAL CONSUMER DISCRETIONARY	12,714,021

CONSUMER STAPLES — 2.2%
Food & Staples Retailing — 0.1%
86,000	Delhaize America Inc., Debentures, 9.000% due 4/15/31	91,631

Food Products — 1.2%
	Dole Food Co. Inc., Senior Notes:
1,000,000	7.250% due 6/15/10	925,000
170,000	13.875% due 3/15/14 (a)	166,175

	Total Food Products	1,091,175

Household Products — 0.2%
10,000	American Achievement Corp., Senior Subordinated Notes, 8.250% due 4/1/12 (a)	7,300
150,000	Visant Holding Corp., Senior Notes, 8.750% due 12/1/13	137,250

	Total Household Products	144,550

Tobacco — 0.7%
	Alliance One International Inc., Senior Notes:
255,000	8.500% due 5/15/12	218,025
445,000	11.000% due 5/15/12	416,075

	Total Tobacco	634,100

	TOTAL CONSUMER STAPLES	1,961,456

ENERGY — 15.4%
Energy Equipment & Services — 1.1%
190,000	Complete Production Services Inc., Senior Notes, 8.000% due 12/15/16	121,600
230,000	GulfMark Offshore Inc., Senior Subordinated Notes, 7.750% due 7/15/14	171,350
265,000	Key Energy Services Inc., Senior Notes, 8.375% due 12/1/14	168,275
130,000	Pride International Inc., Senior Notes, 7.375% due 7/15/14	128,700
300,000	Sonat Inc., Notes, 7.625% due 7/15/11	291,320
See Notes to Schedule of Investments.

Legg Mason Partners Variable Global High Yield Bond Portfolio

Schedule of Investments (unaudited) (continued)	March 31, 2009

Face
Amount	Security	Value

Energy Equipment & Services — 1.1% (continued)
$60,000	Southern Natural Gas Co., Senior Notes, 8.000% due 3/1/32	$54,673

	Total Energy Equipment & Services	935,918

Oil, Gas & Consumable Fuels — 14.3%
520,000	Atlas Pipeline Partners LP, Senior Notes, 8.750% due 6/15/18	293,800
1,450,000	Belden & Blake Corp., Secured Notes, 8.750% due 7/15/12	1,015,000
	Chesapeake Energy Corp., Senior Notes:
400,000	9.500% due 2/15/15	391,000
60,000	6.375% due 6/15/15	50,850
210,000	6.500% due 8/15/17	172,200
485,000	6.250% due 1/15/18	380,725
180,000	7.250% due 12/15/18	148,725
300,000	Compagnie Generale de Geophysique SA, Senior Notes, 7.750% due 5/15/17	231,000
1,110,047	Corral Petroleum Holdings AB, Senior Secured Subordinated Bonds, 2.594% due 4/15/10 (a)(b)(e)	516,172
	El Paso Corp.:
275,000	Notes, 7.875% due 6/15/12	262,943
115,000	Senior Notes, 8.250% due 2/15/16	108,100
525,000	Enterprise Products Operating LLP, Junior Subordinated Notes, 8.375% due 8/1/66 (e)	352,172
800,000	EXCO Resources Inc., Senior Notes, 7.250% due 1/15/11	624,000
385,000	Forest Oil Corp., Senior Notes, 8.500% due 2/15/14 (a)	359,012
125,000	Inergy LP/Inergy Finance Corp., Senior Notes, 8.250% due 3/1/16	119,375
705,000	International Coal Group Inc., Senior Notes, 10.250% due 7/15/14	454,725
	Mariner Energy Inc., Senior Notes:
135,000	7.500% due 4/15/13	100,575
225,000	8.000% due 5/15/17	149,625
1,045,000	MarkWest Energy Partners LP/MarkWest Energy Finance Corp., Senior Notes, 8.750% due 4/15/18	734,112
	OPTI Canada Inc., Senior Secured Notes:
130,000	7.875% due 12/15/14	57,525
230,000	8.250% due 12/15/14	104,075
690,000	Parallel Petroleum Corp., Senior Notes, 10.250% due 8/1/14	396,750
550,000	Parker Drilling Co., Senior Notes, 9.625% due 10/1/13	371,250
	Petrohawk Energy Corp., Senior Notes:
290,000	9.125% due 7/15/13	279,850
170,000	7.875% due 6/1/15 (a)	150,450
450,000	Petroplus Finance Ltd., Senior Notes, 6.750% due 5/1/14 (a)	335,250
230,000	Plains Exploration & Production Co., Senior Notes, 10.000% due 3/1/16	218,500
360,000	Quicksilver Resources Inc., Senior Notes, 8.250% due 8/1/15	234,000
	SandRidge Energy Inc., Senior Notes:
1,095,000	8.625% due 4/1/15 (b)	717,225
75,000	8.000% due 6/1/18 (a)	55,500
965,000	SemGroup LP, Senior Notes, 8.750% due 11/15/15 (a)(c)(d)	38,600
310,000	Southwestern Energy Co., Senior Notes, 7.500% due 2/1/18 (a)	300,700
250,000	Stone Energy Corp., Senior Subordinated Notes, 6.750% due 12/15/14	100,000
110,000	Targa Resources Partners LP, Senior Notes, 8.250% due 7/1/16 (a)	80,300
640,000	Teekay Corp., Senior Notes, 8.875% due 7/15/11	617,600
765,000	Tennessee Gas Pipeline Co., Senior Notes, 8.000% due 2/1/16 (a)	768,825
370,000	VeraSun Energy Corp., Senior Notes, 9.375% due 6/1/17 (c)	20,350
330,000	W&T Offshore Inc., Senior Notes, 8.250% due 6/15/14 (a)	212,850
	Whiting Petroleum Corp., Senior Subordinated Notes:
75,000	7.250% due 5/1/12	62,063
250,000	7.000% due 2/1/14	188,750
See Notes to Schedule of Investments.

Legg Mason Partners Variable Global High Yield Bond Portfolio

Schedule of Investments (unaudited) (continued)	March 31, 2009

Face
Amount	Security	Value

Oil, Gas & Consumable Fuels — 14.3% (continued)
	Williams Cos. Inc.:
	Notes:
$5,000	7.875% due 9/1/21	$4,634
900,000	8.750% due 3/15/32	818,644
75,000	Senior Notes, 7.625% due 7/15/19	70,246

	Total Oil, Gas & Consumable Fuels	12,668,048

	TOTAL ENERGY	13,603,966

FINANCIALS — 12.1%
Commercial Banks — 0.5%
100,000	ATF Capital BV, Senior Notes, 9.250% due 2/21/14 (a)	42,000
	TuranAlem Finance BV, Bonds:
440,000	8.250% due 1/22/37 (a)	99,000
210,000	8.250% due 1/22/37 (a)	44,100
355,000	Wells Fargo Capital XV, Junior Subordinated Notes, 9.750% due 9/26/13 (e)(g)	259,362

	Total Commercial Banks	444,462

Consumer Finance — 6.4%
800,000	FMG Finance Pty Ltd., Senior Secured Notes, 10.625% due 9/1/16 (a)	676,000
	Ford Motor Credit Co.:
380,000	Notes, 7.000% due 10/1/13	254,312
	Senior Notes:
417,500	4.010% due 1/13/12 (e)	263,547
3,450,000	12.000% due 5/15/15	2,616,987
	GMAC LLC:
	Senior Notes:
319,000	7.500% due 12/31/13 (a)	153,461
2,027,000	8.000% due 11/1/31 (a)	976,791
54,000	Subordinated Notes, 8.000% due 12/31/18 (a)	15,692
940,000	SLM Corp., Senior Notes, 1.319% due 7/26/10 (e)	667,504

	Total Consumer Finance	5,624,294

Diversified Financial Services — 4.0%
280,000	CCM Merger Inc., Notes, 8.000% due 8/1/13 (a)(d)	116,200
744,000	CDX North America High Yield, 8.875% due 6/29/13 (a)	595,200
540,000	Fresenius U.S. Finance II Inc., Senior Notes, 9.000% due 7/15/15 (a)	564,300
550,000	JPMorgan Chase & Co., Junior Subordinated Notes, 7.900% due 4/30/18 (e)(g)	354,173
	Leucadia National Corp., Senior Notes:
320,000	8.125% due 9/15/15	254,800
330,000	7.125% due 3/15/17	227,700
	TNK-BP Finance SA:
290,000	7.875% due 3/13/18 (a)	198,650
	Senior Notes:
160,000	7.500% due 7/18/16 (a)	113,600
110,000	7.500% due 7/18/16 (a)	80,300
150,000	7.875% due 3/13/18 (a)	105,750
990,000	Vanguard Health Holdings Co., II LLC, Senior Subordinated Notes, 9.000% due 10/1/14	878,625

	Total Diversified Financial Services	3,489,298

Insurance — 0.1%
1,310,000	American International Group Inc., Junior Subordinated Debentures, 8.175% due 5/15/58 (a)(e)	111,645

Real Estate Investment Trusts (REITs) — 0.7%
275,000	Forest City Enterprises Inc., Senior Notes, 7.625% due 6/1/15	119,625
115,000	Host Hotels & Resorts, LP, Senior Notes, 6.375% due 3/15/15	85,675
See Notes to Schedule of Investments.

Legg Mason Partners Variable Global High Yield Bond Portfolio

Schedule of Investments (unaudited) (continued)	March 31, 2009

Face
Amount	Security	Value

Real Estate Investment Trusts (REITs) — 0.7% (continued)
	Ventas Realty LP/Ventas Capital Corp.:
$230,000	9.000% due 5/1/12	$230,575
	Senior Notes:
45,000	6.500% due 6/1/16	39,150
175,000	6.750% due 4/1/17	150,500

	Total Real Estate Investment Trusts (REITs)	625,525

Real Estate Management & Development — 0.4%
231,400	Ashton Woods USA LLC, Ashton Woods Finance Co., Senior Subordinated Notes, step bond to yield 23.322% due 6/30/15 (a)(d)(f)	87,266
	Realogy Corp.:
620,000	Senior Notes, 10.500% due 4/15/14	176,700
600,000	Senior Subordinated Notes, 12.375% due 4/15/15	105,000
57,012	Senior Toggle Notes, 11.000% due 4/15/14 (b)	9,692

	Total Real Estate Management & Development	378,658

	TOTAL FINANCIALS	10,673,882

HEALTH CARE — 7.4%
Health Care Equipment & Supplies — 0.6%
	Biomet Inc., Senior Notes:
590,000	10.375% due 10/15/17 (b)	501,500
70,000	11.625% due 10/15/17	62,125

	Total Health Care Equipment & Supplies	563,625

Health Care Providers & Services — 6.8%
135,000	Community Health Systems Inc., Senior Notes, 8.875% due 7/15/15	128,250
1,155,000	CRC Health Corp., Senior Subordinated Notes, 10.750% due 2/1/16	733,425
	DaVita Inc.:
320,000	Senior Notes, 6.625% due 3/15/13	312,000
430,000	Senior Subordinated Notes, 7.250% due 3/15/15	415,487
	HCA Inc., Senior Secured Notes:
40,000	9.250% due 11/15/16	36,500
1,582,000	9.625% due 11/15/16 (b)	1,265,600
110,000	9.875% due 2/15/17 (a)	104,500
250,000	IASIS Healthcare LLC/IASIS Capital Corp., Senior Subordinated Notes, 8.750% due 6/15/14	236,250
	Tenet Healthcare Corp., Senior Notes:
232,000	7.375% due 2/1/13	185,600
280,000	9.875% due 7/1/14	219,800
602,000	9.000% due 5/1/15 (a)	583,940
802,000	10.000% due 5/1/18 (a)	779,945
	Universal Hospital Services Inc., Senior Secured Notes:
130,000	5.943% due 6/1/15 (e)	94,900
225,000	8.500% due 6/1/15 (b)	201,375
1,182,000	US Oncology Holdings Inc., Senior Notes, 6.904% due 3/15/12 (b)(e)	715,110

	Total Health Care Providers & Services	6,012,682

Pharmaceuticals — 0.0%
1,300,000	Leiner Health Products Inc., Senior Subordinated Notes, 11.000% due 6/1/12 (c)(d)	6,500

	TOTAL HEALTH CARE	6,582,807

INDUSTRIALS — 10.7%
Aerospace & Defense — 0.8%
	Hawker Beechcraft Acquisition Co., Senior Notes:
280,000	8.500% due 4/1/15	72,800
1,710,000	8.875% due 4/1/15 (b)	200,925
See Notes to Schedule of Investments.

Legg Mason Partners Variable Global High Yield Bond Portfolio

Schedule of Investments (unaudited) (continued)	March 31, 2009

Face
Amount	Security	Value

Aerospace & Defense — 0.8% (continued)
$480,000	L-3 Communications Corp., Senior Subordinated Notes, 5.875% due 1/15/15	$446,400

	Total Aerospace & Defense	720,125

Airlines — 0.8%
350,000	Continental Airlines Inc., Pass-Through Certificates, 7.339% due 4/19/14	218,750
1,260,000	DAE Aviation Holdings Inc., Senior Notes, 11.250% due 8/1/15 (a)	321,300
265,946	Delta Air Lines Inc., Pass Through Certificates, 8.954% due 8/10/14 (f)	158,238

	Total Airlines	698,288

Building Products — 1.0%
	Associated Materials Inc.:
605,000	Senior Discount Notes, 11.250% due 3/1/14	184,525
810,000	Senior Subordinated Notes, 9.750% due 4/15/12	643,950
30,000	Nortek Inc., Senior Secured Notes, 10.000% due 12/1/13	12,675
1,330,000	NTK Holdings Inc., Senior Discount Notes, step bond to yield 20.552% due 3/1/14	86,450

	Total Building Products	927,600

Commercial Services & Supplies — 2.9%
75,000	Corrections Corporation of America, Senior Notes, 6.750% due 1/31/14	72,188
1,465,000	DynCorp International LLC/DIV Capital Corp., Senior Subordinated Notes, 9.500% due 2/15/13	1,380,762
	Interface Inc.:
150,000	Senior Notes, 10.375% due 2/1/10	144,750
150,000	Senior Subordinated Notes, 9.500% due 2/1/14	107,250
675,000	Rental Services Corp., Senior Notes, 9.500% due 12/1/14	334,125
740,000	US Investigations Services Inc., Senior Subordinated Notes, 11.750% due 5/1/16 (a)	532,800

	Total Commercial Services & Supplies	2,571,875

Construction & Engineering — 0.8%
285,000	CSC Holdings Inc., Senior Notes, 8.500% due 6/15/15 (a)	280,013
520,000	Odebrecht Finance Ltd., 7.500% due 10/18/17 (a)	453,700

	Total Construction & Engineering	733,713

Electrical Equipment — 0.1%
170,000	Sensata Technologies B.V., Senior Notes, 8.000% due 5/1/14	51,850

Machinery — 0.2%
170,000	American Railcar Industries Inc., Senior Notes, 7.500% due 3/1/14	119,000
115,000	Terex Corp., Senior Subordinated Notes, 8.000% due 11/15/17	93,725

	Total Machinery	212,725

Road & Rail — 2.3%
1,430,000	Hertz Corp., Senior Subordinated Notes, 10.500% due 1/1/16	629,200
	Kansas City Southern de Mexico, Senior Notes:
840,000	9.375% due 5/1/12	768,600
230,000	7.625% due 12/1/13	187,450
130,000	7.375% due 6/1/14	103,350
280,000	12.500% due 4/1/16 (a)	266,700
90,000	Kansas City Southern Railway, Senior Notes, 13.000% due 12/15/13	92,250

	Total Road & Rail	2,047,550

Trading Companies & Distributors — 1.5%
445,000	Ashtead Capital Inc., Notes, 9.000% due 8/15/16 (a)	255,875
90,000	Ashtead Holdings PLC, Senior Secured Notes, 8.625% due 8/1/15 (a)	51,750
765,000	H&E Equipment Services Inc., Senior Notes, 8.375% due 7/15/16	485,775
See Notes to Schedule of Investments.

Legg Mason Partners Variable Global High Yield Bond Portfolio

Schedule of Investments (unaudited) (continued)	March 31, 2009

Face
Amount	Security	Value

Trading Companies & Distributors — 1.5% (continued)
$1,480,000	Penhall International Corp., Senior Secured Notes, 12.000% due 8/1/14 (a)(d)	$488,400

	Total Trading Companies & Distributors	1,281,800

Transportation Infrastructure — 0.3%
	Swift Transportation Co., Senior Secured Notes:
735,000	8.984% due 5/15/15 (a)(e)	165,375
275,000	12.500% due 5/15/17 (a)	61,875

	Total Transportation Infrastructure	227,250

	TOTAL INDUSTRIALS	9,472,776

INFORMATION TECHNOLOGY — 1.4%
Electronic Equipment, Instruments & Components — 0.0%
30,000	NXP BV/NXP Funding LLC, Senior Secured Notes, 3.844% due 10/15/13 (e)	5,175

IT Services — 0.9%
470,000	Ceridian Corp., Senior Notes, 12.250% due 11/15/15 (b)	180,950
525,000	First Data Corp., Senior Notes, 9.875% due 9/24/15 (a)	309,750
425,000	SunGard Data Systems Inc., Senior Subordinated Notes, 10.250% due 8/15/15	299,625

	Total IT Services	790,325

Semiconductors & Semiconductor Equipment — 0.1%
	Freescale Semiconductor Inc.:
	Senior Notes:
355,000	8.875% due 12/15/14	76,325
100,000	9.125% due 12/15/14 (b)	8,000
145,000	Senior Subordinated Notes, 10.125% due 12/15/16	26,825

	Total Semiconductors & Semiconductor Equipment	111,150

Software — 0.4%
545,000	Activant Solutions Inc., Senior Subordinated Notes, 9.500% due 5/1/16	336,538

	TOTAL INFORMATION TECHNOLOGY	1,243,188

MATERIALS — 6.6%
Chemicals — 0.5%
150,000	Arco Chemical Co., Debentures, 9.800% due 2/1/20 (c)(d)	15,750
1,005,000	Georgia Gulf Corp., Senior Notes, 10.750% due 10/15/16 (d)	75,375
90,000	Huntsman International LLC, Senior Subordinated Notes, 7.875% due 11/15/14	37,350
345,000	Methanex Corp., Senior Notes, 8.750% due 8/15/12 (f)	329,008
40,000	Westlake Chemical Corp., Senior Notes, 6.625% due 1/15/16	28,200

	Total Chemicals	485,683

Containers & Packaging — 0.9%
300,000	Berry Plastics Holding Corp., Second Priority Senior Secured Notes, 8.875% due 9/15/14	169,500
85,000	Graham Packaging Co. Inc., Senior Subordinated Notes, 9.875% due 10/15/14	55,250
115,000	Plastipak Holdings Inc., Senior Notes, 8.500% due 12/15/15 (a)	81,075
120,000	Radnor Holdings Inc., Senior Notes, 11.000% due 3/15/10 (c)(d)(f)	0
175,000	Rock-Tenn Co., Senior Notes, 9.250% due 3/15/16	175,437
410,000	Solo Cup Co., Senior Subordinated Notes, 8.500% due 2/15/14	301,350

	Total Containers & Packaging	782,612

Metals & Mining — 2.8%
445,000	Freeport-McMoRan Copper & Gold Inc., Senior Notes, 8.375% due 4/1/17	416,662
1	Metals USA Holdings Corp., 7.685% due 7/1/12 (b)(e)	0
710,000	Metals USA Inc., Senior Secured Notes, 11.125% due 12/1/15	429,550
1,250,000	Noranda Aluminium Acquisition Corp., Senior Notes, 6.595% due 5/15/15 (b)(e)	393,750
See Notes to Schedule of Investments.

Legg Mason Partners Variable Global High Yield Bond Portfolio

Schedule of Investments (unaudited) (continued)	March 31, 2009

Face
Amount	Security	Value

Metals & Mining — 2.8% (continued)
$970,000	Novelis Inc., Senior Notes, 7.250% due 2/15/15	$392,850
1,235,000	Ryerson Inc., Senior Secured Notes, 12.000% due 11/1/15 (a)	707,037
102,000	Vale Overseas Ltd., Notes, 6.250% due 1/23/17	101,042

	Total Metals & Mining	2,440,891

Paper & Forest Products — 2.4%
	Abitibi-Consolidated Co. of Canada:
659,000	Senior Notes, 15.500% due 7/15/10 (a)(c)(d)	102,145
1,220,000	Senior Secured Notes, 13.750% due 4/1/11 (a)(c)(d)	1,055,300
	Appleton Papers Inc.:
190,000	Senior Notes, 8.125% due 6/15/11	115,425
820,000	Senior Subordinated Notes, 9.750% due 6/15/14	151,700
	NewPage Corp., Senior Secured Notes:
920,000	7.420% due 5/1/12 (e)	299,000
230,000	10.000% due 5/1/12	81,075
478,949	Newpage Holding Corp., Senior Notes, 10.265% due 11/1/13 (b)(e)	15,566
550,000	Smurfit Capital Funding PLC, Debentures, 7.500% due 11/20/25	313,500
80,000	Verso Paper Holdings LLC, 11.375% due 8/1/16	19,200

	Total Paper & Forest Products	2,152,911

	TOTAL MATERIALS	5,862,097

TELECOMMUNICATION SERVICES — 10.8%
Diversified Telecommunication Services — 5.8%
20,000	Cincinnati Bell Telephone Co., Senior Debentures, 6.300% due 12/1/28	13,700
810,000	Hawaiian Telcom Communications Inc., Senior Subordinated Notes, 12.500% due 5/1/15 (c)(d)	8,100
340,000	Intelsat Bermuda Ltd., Senior Notes, 11.250% due 6/15/16	331,500
650,000	Intelsat Corp., Senior Notes, 9.250% due 8/15/14 (a)	614,250
580,000	Intelsat Intermediate Holding Co., Ltd., Senior Discount Notes, step bond to yield 11.991% due 2/1/15 (a)	484,300
	Intelsat Jackson Holdings Ltd., Senior Notes:
260,000	9.500% due 6/15/16 (a)	245,700
730,000	11.500% due 6/15/16 (a)	682,550
120,000	L-3 Communications Corp., Senior Subordinated Notes, 6.375% due 10/15/15	113,700
	Level 3 Financing Inc., Senior Notes:
485,000	12.250% due 3/15/13	366,175
630,000	9.250% due 11/1/14	437,850
10,000	5.474% due 2/15/15 (e)	5,150
655,000	Nordic Telephone Co. Holdings, Senior Secured Bonds, 8.875% due 5/1/16 (a)	615,700
385,000	Virgin Media Finance PLC, Senior Notes, 9.125% due 8/15/16	359,975
440,000	Wind Acquisition Finance SA, Senior Bonds, 10.750% due 12/1/15 (a)	437,800
420,000	Windstream Corp., Senior Notes, 8.625% due 8/1/16	414,750

	Total Diversified Telecommunication Services	5,131,200

Wireless Telecommunication Services — 5.0%
350,000	ALLTEL Communications Inc., Senior Notes, 10.375% due 12/1/17 (a)(b)	416,775
	American Tower Corp., Senior Notes:
75,000	7.500% due 5/1/12	75,750
400,000	7.000% due 10/15/17	396,000
380,000	iPCS Inc., Senior Secured Notes, 3.295% due 5/1/13 (e)	286,900
	MetroPCS Wireless Inc., Senior Notes:
275,000	9.250% due 11/1/14 (a)	266,750
195,000	9.250% due 11/1/14	190,125
	Sprint Capital Corp., Senior Notes:
1,255,000	7.625% due 1/30/11	1,167,150
See Notes to Schedule of Investments.

Legg Mason Partners Variable Global High Yield Bond Portfolio

Schedule of Investments (unaudited) (continued)	March 31, 2009

Face
Amount	Security	Value

Wireless Telecommunication Services — 5.0% (continued)
$785,000	8.375% due 3/15/12	$710,425
95,000	6.875% due 11/15/28	58,425
800,000	8.750% due 3/15/32	540,000
745,000	True Move Co., Ltd., Notes, 10.750% due 12/16/13 (a)	361,325

	Total Wireless Telecommunication Services	4,469,625

	TOTAL TELECOMMUNICATION SERVICES	9,600,825

UTILITIES — 8.4%
Electric Utilities — 0.5%
155,000	Orion Power Holdings Inc., Senior Notes, 12.000% due 5/1/10	160,619
730,000	Texas Competitive Electric Holding Co. LLC, Senior Notes, 10.500% due 11/1/16 (b)	273,750

	Total Electric Utilities	434,369

Gas Utilities — 0.4%
405,000	Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes, 6.875% due 12/15/13	386,775

Independent Power Producers & Energy Traders — 7.5%
	AES Corp., Senior Notes:
270,000	8.875% due 2/15/11	267,300
280,000	9.750% due 4/15/16 (a)	264,600
795,000	8.000% due 10/15/17	685,687
290,000	8.000% due 6/1/20 (a)	236,350
	Dynegy Holdings Inc.:
250,000	Senior Debentures, 7.625% due 10/15/26	108,750
720,000	Senior Notes, 7.750% due 6/1/19	471,600
	Edison Mission Energy, Senior Notes:
595,000	7.500% due 6/15/13	473,025
290,000	7.750% due 6/15/16	221,850
450,000	7.200% due 5/15/19	315,000
265,000	7.625% due 5/15/27	160,325
	Energy Future Holdings Corp., Senior Notes:
75,000	10.875% due 11/1/17	48,750
5,160,000	11.250% due 11/1/17 (b)	2,205,900
682,006	Mirant Mid Atlantic LLC, Pass-Through Certificates, 10.060% due 12/30/28	647,906
	NRG Energy Inc., Senior Notes:
125,000	7.250% due 2/1/14	117,813
280,000	7.375% due 2/1/16	261,100
155,000	7.375% due 1/15/17	144,537

	Total Independent Power Producers & Energy Traders	6,630,493

	TOTAL UTILITIES	7,451,637

	TOTAL CORPORATE BONDS & NOTES
	(Cost — $120,800,235)	79,166,655

COLLATERALIZED SENIOR LOANS — 1.7%
CONSUMER DISCRETIONARY — 0.3%
Auto Components — 0.3%
455,937	Allison Transmission Inc., Term Loan B, 3.759% due 8/7/14 (a)(e)	304,464

ENERGY — 0.7%
Energy Equipment & Services — 0.6%
761,603	Turbo Beta Ltd., Term Loan, 14.500% due 3/15/18 (a)(d)(e)	536,930

Oil, Gas & Consumable Fuels — 0.1%
500,000	Stallion Oilfield Services, Term Loan, 7.736% due 7/31/12 (a)(e)	73,750

	TOTAL ENERGY	610,680

See Notes to Schedule of Investments.

Legg Mason Partners Variable Global High Yield Bond Portfolio

Schedule of Investments (unaudited) (continued)	March 31, 2009

Face
Amount	Security	Value

MATERIALS — 0.2%
Chemicals — 0.1%
$400,000	Lyondell Chemical Co., Term Loan, 0.000% due 12/20/14 (a)(e)	$97,250

Paper & Forest Products — 0.1%
229,856	Verso Paper Holdings LLC, 7.685% due 2/1/13 (a)(e)	68,957

	TOTAL MATERIALS	166,207

UTILITIES — 0.5%
Independent Power Producers & Energy Traders — 0.5%
	Dynegy Holdings Inc.:
300,385	Term L/C Facility Term Loan, 4.363% due 4/2/13 (a)(e)	263,025
196,632	Term Loan B, 3.983% due 4/2/13 (e)	172,176

	TOTAL UTILITIES	435,201

	TOTAL COLLATERALIZED SENIOR LOANS
	(Cost — $2,434,711)	1,516,552

ASSET-BACKED SECURITY — 0.0%
FINANCIAL — 0.0%
Diversified Financial Services — 0.0%
123,463	Airplanes Pass-Through Trust, Subordinated Notes, 10.875% due 3/15/19 (c)(d)(f)
	(Cost — $127,400)	0

CONVERTIBLE BONDS & NOTES — 1.3%
CONSUMER DISCRETIONARY — 0.7%
Media — 0.7%
1,095,000	Virgin Media Inc., Senior Notes, 6.500% due 11/15/16 (a)	594,038

INDUSTRIALS — 0.3%
Marine — 0.3%
555,000	Horizon Lines Inc., Senior Notes, 4.250% due 8/15/12	268,481

INFORMATION TECHNOLOGY — 0.3%
Semiconductors & Semiconductor Equipment — 0.3%
290,000	Amkor Technology Inc., Bond, 6.000% due 4/15/14 (a)	313,200

	TOTAL CONVERTIBLE BONDS & NOTES
	(Cost — $1,348,977)	1,175,719

SOVEREIGN BONDS — 0.7%
Russia — 0.7%
	Russian Federation:
65,000	11.000% due 7/24/18 (a)	83,562
552,720	7.500% due 3/31/30 (a)	526,704

	TOTAL SOVEREIGN BONDS
	(Cost — $575,402)	610,266

Shares

ESCROWED SHARES — 0.0%
CONSUMER DISCRETIONARY — 0.0%
Textiles, Apparel & Luxury Goods — 0.0%
75,000	Pillowtex Corp., 9.000% due 12/15/49 (d)(f)* (Cost — $0)	0

See Notes to Schedule of Investments.

Legg Mason Partners Variable Global High Yield Bond Portfolio

Schedule of Investments (unaudited) (continued)	March 31, 2009

Shares	Security	Value

PREFERRED STOCKS — 0.1%
CONSUMER DISCRETIONARY — 0.0%
Media — 0.0%
8,862	CMP Susquehanna Radio Holdings Corp., 0.000% (a)(e)(f)*	$3,767
1	ION Media Networks Inc., Series B, 12.000% (d)(f)*	0

	TOTAL CONSUMER DISCRETIONARY	3,767

FINANCIALS — 0.1%
Consumer Finance — 0.1%
353	Preferred Blocker Inc., 7.000% (a)	70,302

Diversified Financial Services — 0.0%
	TCR Holdings Corp.:
219	Class B Shares, 0.000% (d)(f)*	0
121	Class C Shares, 0.000% (d)(f)*	0
318	Class D Shares, 0.000% (d)(f)*	0
658	Class E Shares, 0.000% (d)(f)*	0

	Total Diversified Financial Services	0

Thrifts & Mortgage Finance — 0.0%
14,050	Federal Home Loan Mortgage Corp. (FHLMC), 8.375% (e)(h)*	6,463

	TOTAL FINANCIALS	76,765

	TOTAL PREFERRED STOCKS
	(Cost — $473,667)	80,532

CONVERTIBLE PREFERRED STOCKS — 0.6%
FINANCIALS — 0.6%
Diversified Financial Services — 0.6%
830	Bank of America Corp., 7.250%	352,335
5,100	Citigroup Inc., 6.500%	139,485

	TOTAL CONVERTIBLE PREFERRED STOCKS
	(Cost — $1,077,194)	491,820

Warrants

WARRANTS — 0.0%
10,127	CNB Capital Trust, Expires 3/23/19, (a)(f)*
	(Cost — $278)	278

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
	(Cost — $126,837,864)	83,041,822

Face
Amount

SHORT-TERM INVESTMENTS — 5.9%
U.S. Government Obligation — 4.5%
$4,000,000	U.S. Treasury Bills, 0.150% due 6/25/09 (i)
	(Cost — $3,998,588)	3,998,584

Repurchase Agreement — 1.4%
1,212,000	Morgan Stanley repurchase agreement dated 3/31/09, 0.160% due 4/1/09; Proceeds at maturity — $1,212,005; (Fully collateralized by U.S. government agency obligation, 2.625% due 3/19/12; Market Value — $1,241,305) (Cost — $1,212,000)	1,212,000

	TOTAL SHORT-TERM INVESTMENTS
	(Cost — $5,210,588)	5,210,584

	TOTAL INVESTMENTS — 99.7% (Cost — $132,048,452#)	88,252,406
	Other Assets in Excess of Liabilities — 0.3%	256,066

	TOTAL NET ASSETS — 100.0%	$88,508,472

*	Non-income producing security.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(b)	Payment-in-kind security for which part of the income earned may be paid as additional principal.

(c)	Security is currently in default.
See Notes to Schedule of Investments.

Legg Mason Partners Variable Global High Yield Bond Portfolio

Schedule of Investments (unaudited) (continued)	March 31, 2009

(d)	Illiquid security.

(e)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2009.

(f)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees (See Note 1).

(g)	Security has no maturity date. The date shown represents the next call date.

(h)	On September 7, 2008, the Federal Housing Finance Agency placed Fannie Mae and Freddie Mac into conservatorship.

(i)	Rate shown represents yield-to-maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule: GMAC — General Motors Acceptance Corp.
See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)
1. Organization and Significant Accounting Policies
Legg Mason Partners Variable Global High Yield Bond Portfolio (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Income Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.
The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).
(a) Investment Valuation. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market, and are valued at the mean between the bid and asked prices as of the close of business of that market. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio may value these securities at fair value as determined in accordance with the procedures approved by the Portfolio’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.
The Portfolio adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Portfolio’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.
•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

Significant
			Other Significant	Unobservable
		Quoted Prices	Observable Inputs	Inputs
	March 31, 2009	(Level 1)	(Level 2)	(Level 3)

Investments in securities	$88,252,406	$498,283	$87,733,320	$20,803

Notes to Schedule of Investments (unaudited) (continued)
Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments in
	Securities
Balance as of December 31, 2008	$145,985
Accrued Premiums/Discounts	105
Realized Gain (Loss)	(286,681	)(1)
Change in unrealized appreciation (depreciation)	280,053	(2)
Net purchases (sales)	38,555
Transfers in and/or out of Level 3	(157,214)

Balance as of March 31, 2009	$20,803

Net unrealized appreciation (depreciation) for investments in securities still held at the reporting date	$(401,195	)(2)

(1)	This amount is included in net realized gain (loss) from investment.

(2)	Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.
(b) Repurchase Agreements. When entering into repurchase agreements, it is the Portfolio’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.
(c) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.
Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.
(d) Credit and Market Risk. The Portfolio invests in high yield and emerging market instruments that are subject to certain credit and market risks. The yields of high yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Portfolio’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Portfolio. The Portfolio’s investment in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.
Investments in structured securities (such as those issued by Structured Investment Vehicles, or SIVs) which are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments may result in a lack of correlation between their credit ratings and values.
(e) Security Transactions. Security transactions are accounted for on a trade date basis.
2. Investments
At March 31, 2009, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$1,100,520
Gross unrealized depreciation	(44,896,566)

Net unrealized depreciation	$(43,796,046)

Derivative Instruments and Hedging Activities
Financial Accounting Standards Board Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities,” requires enhanced disclosure about an entity’s derivative and hedging activities.
As of March 31, 2009, the Fund’s did not hold any derivative instruments.

Notes to Schedule of Investments (unaudited) (continued)
3. Recent Accounting Pronouncement
In April 2009, the Financial Accounting Standards Board (“FASB”) issued FASB Staff Position No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FSP 157-4”). FSP 157-4 provides additional guidance for estimating fair value in accordance with FAS 157, when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. Management is currently evaluating the impact the adoption of FSP 157-4 will have on the Funds’ financial statement disclosures.

ITEM 2.    CONTROLS AND PROCEDURES.
(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.
ITEM 3.    EXHIBITS.
Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Legg Mason Partners Variable Income Trust

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer
Date: May 28, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer
Date: May 28, 2009

By:	/s/ Frances M. Guggino
Frances M. Guggino
Chief Financial Officer
Date: May 28, 2009